Stock-Based Compensation - Summary of RSU Activity (Details) - Restricted Stock - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of the Company's restricted stock activity
Outstanding at beginning of year (in shares)	335,796	397,326	467,744
Vested (in shares)	(150,576)	(215,433)	(166,405)
Forfeited (in shares)	(11,454)	(9,753)	(3,675)
Outstanding at end of year (in shares)	290,402	335,796	397,326
2006 Employee and 2006 Director Plans
Summary of the Company's restricted stock activity
Granted (in shares)	116,636	112,647	99,662
Valspar Plan
Summary of the Company's restricted stock activity
Granted (in shares)		51,009